Operating Expenses - Schedule of Auditor Remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Statutory audit	€ 1,748	€ 2,016	€ 474
Other assurance services	34	264	1,608
Tax services	25	9	2
Other services	0	22	606
Total	€ 1,807	€ 2,311	€ 2,690